Note 13 - Deconsolidation (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Nov. 30, 2015	Mar. 30, 2015
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates		$ 8,463,170
Equity Method Investment Ownership Transferred Percentage	15.00%
Equity Method Investment, Ownership Percentage	40.00%	40.00%			55.00%	20.00%
Proceeds from Sale of Equity Method Investments		$ 12,765,427		$ 11,445,202
Equity Method Investments, Fair Value Disclosure	$ 985,586	985,586
CFO Zhongcheng [Member]
Deconsolidation, Ownership Percentage, Disposed	100.00%
Proceeds from Divestiture of Interest in Subsidiaries and Affiliates	$ 9,322,850
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		$ 9,161,948
CFO Securities Consulting [Member]
Cost Method Investments, Ownership Percentage	10.00%	10.00%
Cost Method Investments, Fair Value Disclosure	$ 477,393	$ 477,393
CFO Securities Consulting [Member] | CFO Zhongcheng [Member]
Ownership Interest of Subsidiary	90.00%	90.00%
CFO Aishang [Member]
Gain (Loss) on Disposition of Stock in Subsidiary or Equity Method Investee		$ 837,853
Equity Method Investment Ownership Transferred Percentage	15.00%
Equity Method Investment, Ownership Percentage	40.00%	40.00%			55.00%
Proceeds from Sale of Equity Method Investments	$ 3,861
Equity Method Investments, Fair Value Disclosure	$ 985,586	$ 985,586